CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT)/EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT)/EQUITY
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0